J.P. MORGAN INCOME FUNDS

JPMorgan Corporate Bond Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated October 13, 2016

to the Summary Prospectuses and the Prospectuses

dated July 1, 2016, as supplemented

Effective immediately, the portfolio manager information for JPMorgan Corporate Bond Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Lisa Coleman	2013	Managing Director
Jeremy Klein	2013	Managing Director
Lorenzo Napolitano	2016	Executive Director

In addition, the paragraph related to the JPMorgan Corporate Bond Fund in the section titled “The Fund’s Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

Corporate Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are Lisa Coleman, Managing Director and CFA charterholder, Jeremy Klein, Managing Director and CFA charterholder, and Lorenzo Napolitano, Executive Director and CFA charterholder. Ms. Coleman, Mr. Klein and Mr. Napolitano are responsible for establishing and monitoring the overall duration, yield curve, sector allocation, the overweights and underweights of the Fund’s portfolio versus the benchmark. Ms. Coleman, Mr. Klein and Mr. Napolitano are assisted by regional sector and research teams who help formulate the macro credit, sector and security strategies of the Fund. Ms. Coleman is the head of the Global Investment Grade Corporate Credit team in the New York/London Global Fixed Income, Currency & Commodities group (GFICC). Prior to joining the firm in 2008, Ms. Coleman was at Schroder Investment Management for eight years, serving as the head of Global Credit Strategies and the head of European Fixed Income. Mr. Klein is a member of GFICC. Mr. Klein is a portfolio manager within the New York U.S. Investment Grade Corporate Credit Team and is responsible for managing credit exposure across client portfolios. An employee since 2000, Mr. Klein was previously a member of the U.S. Fixed Income Portfolio Management Group, overseeing broad market accounts. Mr. Napolitano is a member of GFICC and a portfolio manager within the Investment Grade Corporate Credit Team. Prior to joining the firm in 2012, he was an associate portfolio manager at Lord, Abbett & Co. LLC where he traded and provided research analysis for institutional and retail portfolios within Investment Grade Credit.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-CORPB-1016

J.P. MORGAN INCOME FUNDS

JPMorgan Corporate Bond Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated October 13, 2016

to the Statement of Additional Information

dated July 1, 2016 as supplemented

Effective immediately, the information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Corporate Bond Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 29, 2016:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Corporate Bond Fund
Lisa Coleman	3	$83,470	24	$7,174,535	4	$6,015,325
Jeremy Klein	2	274,588	13	9,690,836	10	9,805,138
Lorenzo Napolitano*	2	795,280	1	178,756	6	3,120,343

*	As of August 31, 2016.

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 29, 2016:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Corporate Bond Fund
Lisa Coleman	0	$0	0	$0	0	$0
Jeremy Klein	0	0	0	0	0	0
Lorenzo Napolitano*	0	0	0	0	0	0

*	As of August 31, 2016.

Portfolio Managers — Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of February 29, 2016:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Corporate Bond Fund
Lisa Coleman						X
Jeremy Klein				X
Lorenzo Napolitano*	X

*	As of August 31, 2016.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-CORPB-1016